Real Estate Properties and Land Lots Under Development (Details Textual)	Dec. 31, 2016 USD ($) m²	Dec. 31, 2012 m²	Dec. 31, 2011 m²
Real Estate Properties and Land Lots Under Development (Textual)
Total construction area		22,790	22,790
Land use right with net book value | $	$ 169,461,795
Three Buildings Under Development [Member]
Real Estate Properties and Land Lots Under Development (Textual)
Total construction area	57,450.4